Description of Business and Basis of Presentation (Details) $ / shares in Units, $ in Thousands									1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 02, 2017 USD ($) $ / shares shares	Sep. 26, 2017 USD ($) $ / shares shares	Jan. 11, 2016 USD ($) $ / shares shares	Jul. 09, 2015 USD ($) shares	Feb. 06, 2015 USD ($) $ / shares shares	Jun. 13, 2014 USD ($) $ / shares shares	Jun. 27, 2013 USD ($) $ / shares shares	Dec. 12, 2011 USD ($) $ / shares shares	Nov. 02, 2017 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Oct. 26, 2017 $ / shares
Conversion of Stock [Line Items]
Research and development expense											$ 3,835		$ 3,301	$ 7,110	$ 6,789	$ 14,108	$ 13,659
Common stock, shares outstanding (in shares) | shares											39,454,821	39,300,823		39,454,821		39,300,823	131,644
Property and equipment, gross											$ 2,213	$ 2,166		$ 2,213		$ 2,166	$ 1,120
Proceeds from preferred stock offering																0	450
Accumulated deficit generated, since inception											(63,752)	(53,480)		(63,752)		(53,480)
Additional paid-in capital											54,813	53,586		54,813		53,586	(17,578)
Prepaid expenses and other assets											1,623	1,844		1,623		1,844	403
Accrued expenses and other current liabilities (Note 4)											1,652	1,273		1,652		1,273	2,160
Accumulated deficit											(44,915)	(33,615)		(44,915)		(33,615)	(22,604)
Net loss											$ (6,825)		$ (2,984)	$ (12,334)	$ (5,636)	$ (12,039)	$ (16,941)
Basic and diluted loss per common share | $ / shares											$ (0.17)		$ (15.70)	$ (0.31)	$ (31.31)	$ (1.19)	$ (149.37)
Operating loss											$ (5,804)		$ (2,716)	$ (11,088)	$ (5,198)	$ (11,435)	$ (16,162)
Exicure OpCo Common and Preferred, Excluding Series C Preferred
Conversion of Stock [Line Items]
Percent ownership after transaction		94.00%
Common Stock
Conversion of Stock [Line Items]
Conversion ratio				1
Shares issued in conversion of stock (in shares) | shares		26,666,627
Class A Units
Conversion of Stock [Line Items]
Issuance of stock, net (in shares) | shares								11,381,611
Class B-1 Preferred Units
Conversion of Stock [Line Items]
Issuance of stock, net (in shares) | shares								2,451,571
Proceeds from preferred stock offering								$ 5,371
Price per share in sale of stock (in dollars per share) | $ / shares								$ 2.22
Proceeds received from sale of stock, gross								$ 5,432
Stock issuance costs								61
Class B-2 Preferred Units
Conversion of Stock [Line Items]
Issuance of stock, net (in shares) | shares							1,403,995
Proceeds from preferred stock offering							$ 3,641
Price per share in sale of stock (in dollars per share) | $ / shares							$ 2.62
Proceeds received from sale of stock, gross							$ 3,676
Stock issuance costs							$ 35
Class C Preferred Units
Conversion of Stock [Line Items]
Proceeds from preferred stock offering					$ 4,581	$ 13,479
Shares issued in sale of stock (in shares) | shares					1,541,168	4,532,112
Price per share in sale of stock (in dollars per share) | $ / shares					$ 3.00	$ 3.00
Proceeds received from sale of stock, gross					$ 4,624	$ 13,596
Stock issuance costs					$ 43	$ 117
Series C
Conversion of Stock [Line Items]
Shares issued in conversion of stock (in shares) | shares				6,073,226
Proceeds from preferred stock offering			$ 444							$ 14,979
Shares issued in sale of stock (in shares) | shares			149,999							5,016,134
Price per share in sale of stock (in dollars per share) | $ / shares			$ 3.00							$ 3.00
Proceeds received from sale of stock, gross			$ 450							$ 15,048
Stock issuance costs			$ 6							$ 69
Subsidiary of Common Parent
Conversion of Stock [Line Items]
Unbilled revenue receivable								143
Accrued legal expenses								317
Capital contribution at net book value								135
Reclassification to additional paid in capital				$ 18,837
Scientific equipment
Conversion of Stock [Line Items]
Property and equipment, gross											$ 1,954	$ 1,797		$ 1,954		1,797	$ 993
Scientific equipment | Subsidiary of Common Parent
Conversion of Stock [Line Items]
Property and equipment, gross								$ 309
Exicure OpCo 2015 Equity Incentive Plan
Conversion of Stock [Line Items]
Number of options converted (in shares) | shares		7,414,115
Exicure, Inc. 2017 Equity Incentive Plan
Conversion of Stock [Line Items]
Conversion grants in the period (in shares) | shares		3,680,997
Common and Preferred Stock, Excluding Series C Preferred Stock Converted into Max-1 Common Stock
Conversion of Stock [Line Items]
Conversion ratio		0.49649
Series C Preferred Stock Converted into Max-1 Common Stock
Conversion of Stock [Line Items]
Conversion ratio		0.7666652
Conversion of Common Unit of AuraSense Therapeutics, LLC Into One Share of Common Stock of Exicure OpCo
Conversion of Stock [Line Items]
Conversion ratio				1
Conversion of Class A Unit of AuraSense Therapeutics, LLC Into One Share of Series A Preferred Stock of Exicure OpCo
Conversion of Stock [Line Items]
Conversion ratio				1
Conversion of Class B-1 Unit of AuraSense Therapeutics, LLC Into One Share of Series B-1 Preferred Stock of Exicure OpCo
Conversion of Stock [Line Items]
Conversion ratio				1
Conversion of Class B-2 Unit of AuraSense Therapeutics, LLC Into One Share of Series B-2 Preferred Stock of Exicure OpCo
Conversion of Stock [Line Items]
Conversion ratio				1
Conversion of Class C Unit of AuraSense Therapeutics, LLC Into One Share of Series C Preferred Stock of Exicure OpCo
Conversion of Stock [Line Items]
Conversion ratio				1
Conversion of Options to Purchase Common Units of AuraSense Therapeutics, LLC Into Options to Purchase Common Stock of Exicure OpCo
Conversion of Stock [Line Items]
Option conversion ratio				1
Northwestern University | Class A Units
Conversion of Stock [Line Items]
Percent of units received								1.00%
Number of units received (in shares) | shares								113,816.11
Pre-Merger Shareholders | Investor
Conversion of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares		2,080,000
Private Placement
Conversion of Stock [Line Items]
Issuance of stock, net (in shares) | shares												50,000
Shares issued in sale of stock (in shares) | shares	3,736,836	6,767,360							10,504,196			10,504,196
Price per share in sale of stock (in dollars per share) | $ / shares	$ 3.00	$ 3.00							$ 3.00									$ 0.0001
Proceeds received from sale of stock, gross	$ 11,211	$ 17,235							$ 31,513			$ 31,513
Stock issuance costs		$ 3,037							$ 3,966			3,966
Scenario, Previously Reported
Conversion of Stock [Line Items]
Additional paid-in capital												53,586				53,586
Prepaid expenses and other assets												912				912
Accrued expenses and other current liabilities (Note 4)												1,369				1,369
Accumulated deficit												(34,643)				(34,643)
Immaterial Error Corrections [Member]
Conversion of Stock [Line Items]
Research and development expense													(686)		(988)
Prepaid expenses and other assets												933				933
Accrued expenses and other current liabilities (Note 4)												(96)				(96)
Accumulated deficit												$ 1,028				$ 1,028
Net loss													$ 686		$ 988
Basic and diluted loss per common share | $ / shares													$ (3.61)		$ (5.49)
Operating loss													$ (686)		$ (988)